Schedule of Investments (unaudited)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.4%
BHP Group Ltd.	587,760	$16,637,999
Brambles Ltd.	391,585	3,268,071
Lottery Corp. Ltd. (The)	316,020	912,213
Medibank Pvt Ltd.	545,523	1,190,483
Mineral Resources Ltd.	18,316	675,077
Northern Star Resources Ltd.	283,672	2,077,268
Origin Energy Ltd.	399,156	2,315,445
Qantas Airways Ltd.(a)	117,773	368,971
QBE Insurance Group Ltd.	299,900	2,973,840
Telstra Corp. Ltd.	611,119	1,481,889
Treasury Wine Estates Ltd.	108,012	832,140
Vicinity Ltd.	428,930	464,587
WiseTech Global Ltd.	29,076	1,082,536
		34,280,519
Austria — 0.1%
voestalpine AG	30,291	756,396

Belgium — 0.1%
Solvay SA	12,708	1,343,434

Canada — 5.9%
Alimentation Couche-Tard Inc.	113,406	6,173,441
Cameco Corp.	44,735	1,830,046
Canadian Pacific Kansas City Ltd.	105,959	7,523,146
CGI Inc.(a)	67,975	6,562,461
Constellation Software Inc./Canada	6,482	12,994,429
Descartes Systems Group Inc. (The)(a)	19,228	1,389,740
Dollarama Inc.	36,766	2,510,720
Element Fleet Management Corp.	74,533	1,008,285
Fairfax Financial Holdings Ltd.	7,167	5,964,257
FirstService Corp.	7,656	1,083,351
George Weston Ltd.	13,069	1,417,587
GFL Environmental Inc.	45,076	1,298,566
Great-West Lifeco Inc.	43,075	1,193,396
Hydro One Ltd.(b)	61,736	1,600,885
iA Financial Corp. Inc.	25,147	1,463,214
Ivanhoe Mines Ltd., Class A(a)	94,248	694,584
Loblaw Companies Ltd.	23,541	1,925,380
Metro Inc.	32,599	1,655,867
Open Text Corp.	41,743	1,393,691
Quebecor Inc., Class B	35,579	734,029
Restaurant Brands International Inc.	68,142	4,577,197
Saputo Inc.	43,588	880,089
Teck Resources Ltd., Class B	93,785	3,313,838
TFI International Inc.	14,864	1,644,338
Thomson Reuters Corp.	57,554	6,894,029
Wheaton Precious Metals Corp.	119,890	5,063,607
WSP Global Inc.	17,015	2,226,827
		85,017,000
Denmark — 6.7%
Carlsberg A/S, Class B	24,334	2,899,959
Danske Bank A/S	129,933	3,048,061
Novo Nordisk A/S	920,524	88,808,664
Pandora A/S	17,372	1,970,341
		96,727,025
Finland — 0.4%
Kone OYJ, Class B	66,885	2,896,345
Metso OYJ	125,817	1,108,502
Wartsila OYJ Abp	134,986	1,610,855
		5,615,702
Security	Shares	Value

France — 16.2%
Air Liquide SA	101,657	$17,419,147
Airbus SE	77,439	10,382,723
AXA SA	273,959	8,117,521
Bollore SE	219,904	1,200,466
Dassault Aviation SA	3,744	744,267
Edenred	41,373	2,202,345
Engie SA	295,371	4,697,842
EssilorLuxottica SA	33,978	6,152,853
Hermes International	12,740	23,770,611
Ipsen SA	5,090	601,599
L’Oreal SA	71,435	30,026,306
LVMH Moet Hennessy Louis Vuitton SE	81,281	58,191,534
Orange SA	308,934	3,633,695
Publicis Groupe SA	48,291	3,677,036
Renault SA	28,434	997,585
Safran SA	74,200	11,591,484
Schneider Electric SE	95,179	14,643,984
SEB SA	5,804	573,936
Sodexo SA	14,013	1,482,976
Thales SA	11,171	1,648,589
TotalEnergies SE	299,535	20,026,159
Vinci SA	99,580	11,011,000
Wendel SE	2,478	185,621
		232,979,279
Germany — 9.8%
adidas AG	28,854	5,130,466
Bayerische Motoren Werke AG	76,670	7,130,641
Beiersdorf AG	34,358	4,518,764
Commerzbank AG	219,359	2,365,908
Daimler Truck Holding AG	63,413	1,992,451
Deutsche Lufthansa AG, Registered(a)	123,643	866,981
Deutsche Telekom AG, Registered	680,023	14,758,991
E.ON SE	731,474	8,703,167
Fresenius Medical Care AG & Co. KGaA	37,023	1,230,132
GEA Group AG	27,903	954,294
Hannover Rueck SE	12,688	2,801,680
HeidelbergCement AG	37,130	2,695,390
Infineon Technologies AG	249,542	7,289,174
MTU Aero Engines AG	9,796	1,841,223
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered.	42,827	17,186,816
Rheinmetall AG	10,824	3,107,499
RWE AG	64,694	2,475,542
SAP SE	223,664	30,000,573
Siemens AG, Registered	186,453	24,742,098
Talanx AG(a)	11,917	751,000
Telefonica Deutschland Holding AG	202,130	343,636
Zalando SE(a)(b)	41,478	970,190
		141,856,616
Hong Kong — 3.3%
AIA Group Ltd.	2,600,000	22,577,887
Budweiser Brewing Co. APAC Ltd.(b)	295,000	560,602
CK Hutchison Holdings Ltd.	519,000	2,627,325
Galaxy Entertainment Group Ltd.	546,000	3,069,319
Hang Lung Properties Ltd.	409,000	537,613
Henderson Land Development Co. Ltd.	263,000	688,129
Hong Kong Exchanges & Clearing Ltd.	232,000	8,115,973
Sands China Ltd.(a)	816,400	2,197,789
Sun Hung Kai Properties Ltd.	368,500	3,784,016
Swire Pacific Ltd., Class A	93,000	594,069
Swire Properties Ltd.	345,800	669,540

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Wharf Real Estate Investment Co. Ltd.	424,000	$1,483,168
		46,905,430
Ireland — 0.9%
AIB Group PLC	345,045	1,498,020
Bank of Ireland Group PLC	258,027	2,312,365
Flutter Entertainment PLC, Class DI(a)	60,404	9,486,884
		13,297,269
Italy — 3.2%
Enel SpA	1,535,816	9,748,716
Ferrari NV	31,565	9,554,848
Infrastrutture Wireless Italiane SpA(b)	99,553	1,090,089
Intesa Sanpaolo SpA	2,744,925	7,152,701
Moncler SpA	61,522	3,195,279
UniCredit SpA	624,061	15,644,967
		46,386,600
Japan — 23.7%
Advantest Corp.	150,900	3,886,975
Aeon Co. Ltd.	76,800	1,615,843
Ajinomoto Co. Inc.	143,800	5,251,960
ANA Holdings Inc.(a)	19,500	382,821
Asahi Group Holdings Ltd.	89,300	3,230,016
Bridgestone Corp.	66,500	2,516,706
Canon Inc.	97,000	2,293,145
Capcom Co. Ltd.	46,400	1,493,584
Chiba Bank Ltd. (The)	91,700	683,031
Chubu Electric Power Co. Inc.	167,400	2,022,886
Dai Nippon Printing Co. Ltd.	68,000	1,773,934
Daiichi Sankyo Co. Ltd.	289,100	7,454,210
Daikin Industries Ltd.	45,800	6,603,393
Denso Corp.	174,000	2,569,342
Disco Corp.	26,100	4,609,234
East Japan Railway Co.	32,700	1,698,349
Eisai Co. Ltd.	30,700	1,626,434
FANUC Corp.	157,500	3,908,582
Fast Retailing Co. Ltd.	51,900	11,490,473
Hamamatsu Photonics KK	21,900	813,432
Hankyu Hanshin Holdings Inc.	32,700	1,028,859
Hikari Tsushin Inc.	1,900	274,118
Hitachi Ltd.	166,700	10,566,542
Hoshizaki Corp.	17,300	558,697
Iida Group Holdings Co. Ltd.	15,000	232,908
ITOCHU Corp.	232,100	8,360,480
Japan Post Bank Co. Ltd.	211,700	1,962,290
Japan Post Holdings Co. Ltd.	461,700	4,086,601
Japan Tobacco Inc.	360,100	8,382,716
Kajima Corp.	115,200	1,903,955
Kansai Electric Power Co. Inc. (The)	217,100	2,779,712
Kawasaki Kisen Kaisha Ltd.	29,100	997,838
Keisei Electric Railway Co.Ltd.	39,200	1,476,649
Kintetsu Group Holdings Co. Ltd.	15,700	441,747
Kirin Holdings Co. Ltd.	105,700	1,485,436
Kobe Bussan Co. Ltd.	30,600	757,290
Koei Tecmo Holdings Co. Ltd.	28,900	377,366
Komatsu Ltd.	154,400	3,547,554
Kose Corp.	4,200	278,254
Kurita Water Industries Ltd.	13,100	398,023
Makita Corp.	44,300	1,145,015
Marubeni Corp.	477,400	6,980,436
MatsukiyoCocokara & Co.	128,100	2,247,102
Mazda Motor Corp.	96,100	928,902
McDonald’s Holdings Co. Japan Ltd.	13,600	529,146
Security	Shares	Value

Japan (continued)
Mitsubishi Corp.	267,500	$12,469,659
Mitsubishi Electric Corp.	568,800	6,522,150
Mitsubishi HC Capital Inc.	156,000	1,028,388
Mitsubishi Heavy Industries Ltd.	36,100	1,859,318
Mitsubishi UFJ Financial Group Inc.	2,200,200	18,457,801
Mitsui & Co. Ltd.	348,900	12,680,479
Mitsui Chemicals Inc.	30,200	761,175
Mitsui OSK Lines Ltd.	36,400	939,749
Mizuho Financial Group Inc.	641,100	10,884,839
MS&AD Insurance Group Holdings Inc.	79,800	2,923,913
Nexon Co. Ltd.	53,900	989,025
Nippon Paint Holdings Co. Ltd.	177,300	1,192,007
Nippon Steel Corp.	215,200	4,641,615
Nippon Telegraph & Telephone Corp.	3,234,100	3,805,807
Nippon Yusen KK	47,600	1,164,641
Nissin Foods Holdings Co. Ltd.	25,200	2,192,617
Nitori Holdings Co. Ltd.	21,200	2,295,848
Obayashi Corp.	163,000	1,396,226
Oracle Corp. Japan	6,700	475,296
Oriental Land Co. Ltd.	237,600	7,685,258
Pan Pacific International Holdings Corp.	56,500	1,094,171
Renesas Electronics Corp.(a)	310,200	4,074,669
Resona Holdings Inc.	437,300	2,336,633
Ricoh Co. Ltd.	51,800	419,845
Seiko Epson Corp.	33,500	465,086
Sekisui Chemical Co. Ltd.	47,100	645,123
Sekisui House Ltd.	139,300	2,727,877
Seven & i Holdings Co. Ltd.	103,300	3,784,778
Shimizu Corp.	75,800	539,430
Shin-Etsu Chemical Co. Ltd.	333,700	9,978,753
Shiseido Co. Ltd.	80,000	2,537,238
Shizuoka Financial Group Inc., NVS	89,500	761,086
Sony Group Corp.	254,100	21,125,581
Square Enix Holdings Co. Ltd.	12,100	401,983
Sumitomo Corp.	271,600	5,339,020
Sumitomo Electric Industries Ltd.	107,100	1,124,360
Sumitomo Mitsui Financial Group Inc.	462,100	22,276,905
Sumitomo Mitsui Trust Holdings Inc.	65,600	2,459,789
T&D Holdings Inc.	47,400	845,579
Taisei Corp.	43,200	1,465,029
Takeda Pharmaceutical Co. Ltd.	363,400	9,864,394
TDK Corp.	40,000	1,496,608
TIS Inc.	32,700	700,265
Tobu Railway Co. Ltd.	28,900	695,607
Toho Co. Ltd.	12,200	416,789
Tokio Marine Holdings Inc.	233,400	5,221,676
Tokyo Gas Co. Ltd.	48,800	1,095,909
Tokyu Corp.	92,100	1,039,720
Toppan Inc.	62,900	1,450,717
Toray Industries Inc.	245,500	1,187,689
Toyota Tsusho Corp.	34,500	1,836,652
Unicharm Corp.	95,200	3,234,789
West Japan Railway Co.	30,800	1,173,928
Yakult Honsha Co.Ltd.	103,200	2,431,901
Yamaha Motor Co. Ltd.	48,700	1,190,075
Yaskawa Electric Corp.	53,900	1,764,315
		341,221,766
Netherlands — 2.8%
ABN AMRO Bank NV, CVA(b)	84,949	1,144,144
ASM International NV	8,440	3,483,020
Davide Campari-Milano NV	89,470	988,980
Ferrovial SE	86,024	2,588,982

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Heineken Holding NV	23,650	$1,799,375
Heineken NV	48,001	4,312,576
Koninklijke Ahold Delhaize NV	135,493	4,012,190
Koninklijke KPN NV	450,442	1,514,016
Prosus NV(a)	493,352	13,796,880
Wolters Kluwer NV	50,413	6,468,290
		40,108,453
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	148,296	1,797,926

Norway — 0.2%
Kongsberg Gruppen ASA	18,356	749,837
Telenor ASA	181,962	1,860,087
		2,609,924
Portugal — 0.1%
Jeronimo Martins SGPS SA	35,066	808,442

Singapore — 0.3%
Genting Singapore Ltd.	2,311,400	1,452,148
Jardine Cycle & Carriage Ltd.	12,700	261,617
Keppel Corp. Ltd.	372,700	1,691,813
Keppel REIT	74,540	43,283
Singapore Airlines Ltd.	161,400	720,693
		4,169,554
Spain — 1.7%
ACS Actividades de Construccion y Servicios SA	50,323	1,819,879
Aena SME SA(b)	12,282	1,782,126
Banco Bilbao Vizcaya Argentaria SA	1,103,039	8,677,861
Industria de Diseno Textil SA	366,155	12,638,927
		24,918,793
Sweden — 2.9%
Alfa Laval AB	76,012	2,463,302
Atlas Copco AB, Class A	607,629	7,868,199
Atlas Copco AB, Class B	357,222	4,012,762
Essity AB, Class B	160,788	3,666,264
Evolution AB(b)	32,371	2,884,431
H & M Hennes & Mauritz AB, Class B	122,509	1,645,868
Industrivarden AB, Class C	25,054	646,125
Investor AB, Class B	328,822	6,036,218
Lifco AB, Class B	44,561	815,375
Nordea Bank Abp	398,134	4,193,233
Saab AB, Class B	21,259	1,092,104
Volvo AB, Class A	41,652	835,093
Volvo AB, Class B	293,688	5,819,483
		41,978,457
Switzerland — 6.8%
ABB Ltd., Registered	262,267	8,811,570
Bachem Holding AG, Class B	5,708	414,647
Banque Cantonale Vaudoise, Registered	4,495	508,089
BKW AG	6,078	1,021,760
Cie. Financiere Richemont SA, Class A, Registered.	137,364	16,205,581
Coca-Cola HBC AG, Class DI.	56,367	1,463,381
Helvetia Holding AG, Registered	7,402	995,079
Holcim AG	134,259	8,300,933
Julius Baer Group Ltd.	61,773	3,660,772
Novartis AG, Registered	298,454	27,941,131
Sandoz Group AG(a)	58,969	1,533,136
Schindler Holding AG, Participation Certificates, NVS	6,580	1,331,284
Siemens Energy AG(a)(c)	191,879	1,705,982
SIG Group AG	57,327	1,263,870
Straumann Holding AG	22,985	2,716,461
Security	Shares	Value

Switzerland (continued)
Swatch Group AG (The), Bearer	7,432	$1,902,413
Swatch Group AG (The), Registered	7,701	372,966
Swiss Re AG	50,201	5,485,101
Swisscom AG, Registered	6,226	3,730,550
UBS Group AG, Registered.	386,409	9,079,231
		98,443,937
United Kingdom — 11.7%
3i Group PLC	328,502	7,745,280
abrdn PLC	424,150	809,743
Associated British Foods PLC	87,633	2,161,735
AstraZeneca PLC	203,130	25,432,609
BAE Systems PLC	803,807	10,808,281
Berkeley Group Holdings PLC	16,953	833,352
BP PLC	2,855,249	17,434,187
Burberry Group PLC	122,017	2,514,776
Centrica PLC	1,717,334	3,287,486
Coca-Cola Europacific Partners PLC	52,245	3,056,855
Compass Group PLC	254,931	6,427,156
Endeavour Mining PLC	26,804	553,023
Haleon PLC	1,205,501	4,831,751
Hikma Pharmaceuticals PLC	34,864	807,782
HSBC Holdings PLC	3,633,312	26,234,023
Informa PLC	275,197	2,384,437
J Sainsbury PLC	444,290	1,390,102
JD Sports Fashion PLC	612,518	952,364
NatWest Group PLC, NVS	689,686	1,500,630
Next PLC	23,536	1,973,315
Prudential PLC	631,065	6,598,656
RELX PLC	258,685	9,035,269
Rolls-Royce Holdings PLC(a)	2,255,903	5,938,040
Smiths Group PLC	39,424	773,327
Tesco PLC	1,444,995	4,741,834
Unilever PLC	430,809	20,403,381
		168,629,394

Total Common Stocks — 99.3%
(Cost: $1,416,070,060)		1,429,851,916

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	15,294	1,300,443
Henkel AG & Co. KGaA, Preference Shares, NVS	31,526	2,274,131
		3,574,574
Total Preferred Stocks — 0.2%
(Cost: $3,981,406)		3,574,574

Warrants

Canada — 0.0%
Constellation Software Inc., Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	6,329	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.5%
(Cost: $1,420,051,466)		1,433,426,490

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	1,589,814	$1,590,450
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	360,000	360,000

Total Short-Term Securities — 0.1%
(Cost: $1,950,450)		1,950,450

Total Investments — 99.6%
(Cost: $1,422,001,916)		1,435,376,940

Other Assets Less Liabilities — 0.4%		5,246,365

Net Assets — 100.0%		$1,440,623,305

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,381,308	$—	$(791,007	)(a)	$384	$(235)	$1,590,450	1,589,814	$1,438	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	380,000	—	(20,000	)(a)	—	—	360,000	360,000	3,413		—
					$384	$(235)	$1,950,450		$4,851		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	152	12/07/23	$2,290	$(64,596)
Euro STOXX 50 Index	75	12/15/23	3,238	(112,388)
FTSE 100 Index	14	12/15/23	1,250	(45,746)
				$(222,730)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$105,201,797	$1,324,650,119	$—	$1,429,851,916
Preferred Stocks	—	3,574,574	—	3,574,574
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,950,450	—	—	1,950,450
	$107,152,247	$1,328,224,693	$—	$1,435,376,940
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(222,730)	$—	$(222,730)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust